Intangible Assets (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Date of Agreement	2014-05-07	2014-03-20
Assignment Agreement
Date of Agreement		2014-05-07
Common Stock, shares issued		82,767,038
Series A Preferred Stock, shares issued		6,000,000
Common stock, value		$ 123,973
Series A Preferred Stock, value		45,000
Impaired the Assets		$ 0